Average Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2005 Fund	May 30, 2023
Fidelity Freedom 2005 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	(11.71%)
Past 5 years	2.02%
Since Inception	2.61%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.20%	[1]
F0556
Average Annual Return:
Past 1 year	(11.46%)
Past 5 years	2.18%
Since Inception	2.71%	[1]

[1]	A From June 7, 2017